Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 848,137	$ 725,230	$ 713,011	$ 833,539	$ 786,654	$ 668,146	$ 670,883	$ 754,330	$ 3,119,917	$ 2,880,013	$ 2,548,792
Operating income (loss)	138,204	38,258	54,869	140,480	134,854	39,681	53,338	129,560	371,811	357,433	343,124
Net income (loss)	91,906	6,525	22,832	95,384	69,476	12,331	21,551	78,294	216,647	181,652	193,942
Net income attributable to Southwest Gas Holdings, Inc.	$ 91,718	$ 5,353	$ 22,056	$ 94,809	$ 69,304	$ 12,331	$ 21,551	$ 79,091	$ 213,936	$ 182,277	$ 193,841
Basic earnings per common share (in USD per share)	$ 1.67	$ 0.10	$ 0.41	$ 1.78	$ 1.36	$ 0.25	$ 0.44	$ 1.63	$ 3.94	$ 3.69	$ 4.04
Diluted earnings per common share (in USD per share)	$ 1.67	$ 0.10	$ 0.41	$ 1.77	$ 1.36	$ 0.25	$ 0.44	$ 1.63	$ 3.94	$ 3.68	$ 4.04
Southwest Gas Corporation
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 379,571	$ 209,980	$ 258,711	$ 520,677	$ 370,213	$ 217,523	$ 275,679	$ 494,313
Operating income (loss)	112,678	(1,807)	24,069	148,713	115,962	3	24,675	141,173	$ 283,653	$ 281,813	$ 296,074
Net income (loss)	$ 76,425	$ (20,012)	$ 3,369	$ 103,389	$ 59,541	$ (13,670)	$ 2,622	$ 90,349	$ 163,171	$ 138,842	$ 156,818